Wedbush ETFMG Video Game Tech ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Cayman Islands - 8.9%
Entertainment - 7.2%
Archosaur Games, Inc.(a)(b)(c)	642,019	$161,152
Bilibili, Inc. - ADR(a)(d)	98,515	1,198,928
CMGE Technology Group, Ltd.(a)	879,971	147,629
FriendTimes, Inc.(b)	1,385,706	230,701
HUYA, Inc. - ADR(a)	47,521	173,927
iDreamSky Technology Holdings, Ltd.(a)(b)(c)	509,457	150,713
IGG, Inc.(a)	381,320	158,222
NetDragon Websoft Holdings, Ltd.	93,628	148,443
NetEase, Inc. - ADR	2,903	270,443
Sea, Ltd. - ADR(a)	6,618	268,029
XD, Inc.(a)(b)	99,870	130,457
Zengame Technology Holding, Ltd.(b)	314,590	228,031
		3,266,675
Interactive Media & Services - 1.3%
JOYY, Inc. - ADR	6,241	247,768
Tencent Holdings, Ltd.	7,870	295,912
		543,680
Media - 0.4%
Flowing Cloud Technology, Ltd.(a)	672,919	162,014
Total Cayman Islands		3,972,369

France - 3.1%
Entertainment - 2.3%
Ubisoft Entertainment SA(a)	39,233	1,000,922
		$–
Media - 0.8%
Vivendi SE	34,836	372,111
Total France		1,373,033

Japan - 19.2%
Distributors - 0.6%
Happinet Corp.	13,785	270,518
		$–
Entertainment - 15.8%
Akatsuki, Inc.	10,326	185,429
Capcom Co., Ltd.	33,196	1,072,631
COLOPL, Inc.	39,201	164,311
DeNa Co., Ltd.	23,619	230,662
Gree, Inc.	42,031	169,913
GungHo Online Entertainment, Inc.(a)	15,499	258,482
Koei Tecmo Holdings Co., Ltd.	19,621	223,832
Konami Group Corp.	22,613	1,184,054
MIXI, Inc.	14,697	246,097
Nexon Co., Ltd.	51,724	942,587
Nintendo Co., Ltd.	23,931	1,248,994
Square Enix Holdings Co., Ltd.	32,232	1,157,380
		7,084,372
Household Durables - 0.8%
Sony Group Corp. - ADR	3,809	360,674
		$–
Leisure Products - 1.4%
Bandai Namco Holdings, Inc.	12,070	241,957
Furyu Corp.	19,378	191,581
Sega Sammy Holdings, Inc.	16,542	231,353
		664,891
Media - 0.6%
CyberAgent, Inc.	39,709	249,266
Total Japan		8,629,721

Poland - 2.7%
Entertainment - 2.7%
CD Projekt SA	41,006	1,198,473

Republic of Korea - 18.0%
Entertainment - 16.7%
Com2uS Corp.	4,236	161,987
Devsisters Co., Ltd.(a)	4,276	161,026
Kakao Games Corp.(a)	55,087	1,105,675
Krafton, Inc.(a)	6,815	1,024,446
NCSoft Corp.	5,540	1,034,529
Neowiz(a)	7,876	162,975
Netmarble Corp.(a)(b)(c)	24,437	1,102,407
Nexon Games Co. Ltd.(a)	13,234	153,929
NHN Corp.(a)	8,915	161,632
Pearl Abyss Corp.(a)	38,400	1,155,369
Wemade Co., Ltd.	27,081	1,280,559
		7,504,534
Hotels, Restaurants & Leisure - 0.4%
DoubleUGames Co Ltd.	4,661	172,087
		$–
Interactive Media & Services - 0.5%
AfreecaTV Co., Ltd.	3,141	208,765
		$–
Leisure Products - 0.4%
GOLFZON Co., Ltd.	2,349	168,164
Total Republic of Korea		8,053,550

Sweden - 5.5%
Entertainment - 5.1%
Embracer Group AB(a)	508,271	1,378,512
Modern Times Group MTG AB - Class B(a)	29,698	253,665
Paradox Interactive AB	20,868	466,352
Stillfront Group AB(a)	144,798	174,716
		2,273,245
Health Care Equipment & Supplies - 0.4%
Surgical Science Sweden AB(a)	9,933	179,731
Total Sweden		2,452,976

Switzerland - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Logitech International SA(d)	2,752	261,605

Taiwan - 4.1%
Entertainment - 3.5%
Gamania Digital Entertainment Co., Ltd.	65,925	158,956
International Games System Co., Ltd.	52,673	1,242,575
Soft-World International Corp.	31,843	156,152
		1,557,683
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,463	256,152
Total Taiwan		1,813,835

United Kingdom - 3.8%
Entertainment - 0.4%
Team17 Group PLC(a)	77,328	182,347
		$–
IT Services - 2.5%
Keywords Studios PLC	51,650	1,094,188
		$–
Semiconductors & Semiconductor Equipment - 0.9%
ARM Holdings PLC - ADR(a)(d)	5,357	402,552
Total United Kingdom		1,679,087

United States - 33.7%(e)
Broadline Retail - 0.8%
Amazon.com, Inc.(a)	2,255	342,625
		$–
Entertainment - 10.5%
Electronic Arts, Inc.	8,088	1,106,519
Playtika Holding Corp.(a)	128,444	1,120,032
ROBLOX Corp. - Class A(a)(d)	28,552	1,305,398
Take-Two Interactive Software, Inc.(a)	7,056	1,135,663
		4,667,612
Hotels, Restaurants & Leisure - 0.5%
Light & Wonder, Inc. - Class A(a)	2,711	222,600
		$–
Interactive Media & Services - 2.1%
Alphabet, Inc. - Class C(a)	2,486	350,352
Meta Platforms, Inc. - Class A(a)	1,007	356,437
Ziff Davis, Inc.(a)(d)	3,756	252,366
		959,155
Leisure Products - 0.5%
Mattel, Inc.(a)	12,616	238,190
		$–
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.(a)(d)	2,719	400,808
Intel Corp.	7,371	370,393
NVIDIA Corp.	704	348,635
Qualcomm, Inc.	2,553	369,240
		1,489,076
Software - 9.0%
Ansys, Inc.(a)	3,805	1,380,758
AppLovin Corp. - Class A(a)	6,395	254,841
Dolby Laboratories, Inc. - Class A	2,783	239,839
Microsoft Corp.(d)	870	327,155
PTC, Inc.(a)(d)	1,523	266,464
Unity Software, Inc.(a)(d)	37,824	1,546,623
		4,015,680
Specialty Retail - 3.0%
GameStop Corp. - Class A(a)(d)	76,713	1,344,779
		$–
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,734	333,847
Corsair Gaming, Inc.(a)(d)	83,171	1,172,711
Western Digital Corp.(a)(d)	4,962	259,860
		1,766,418
Total United States		15,046,135

Virgin Islands - 0.0%(f)
Interactive Media & Services – 0.0%(f)
VK Co. Ltd. - GDR(a)(b)(g)	21,975	0
TOTAL COMMON STOCKS (Cost $49,841,134)		44,480,784

SHORT-TERM INVESTMENTS - 17.7%
Investments Purchased with Proceeds from Securities Lending - 17.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(h)	7,772,277	7,772,277

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X,5.28%(h)	145,238	145,238
TOTAL SHORT-TERM INVESTMENTS (Cost $7,917,515)		7,917,515

TOTAL INVESTMENTS - 117.3% (Cost $57,758,649)		52,398,299
Liabilities in Excess of Other Assets - (17.3)%		(7,727,113)
TOTAL NET ASSETS - 100.0%		$44,671,186

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Security considered restricted. The total market value of these securities was $2,003,460 which represented 4.5% of net assets as of December 31, 2023.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $1,414,272 or 3.2% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $7,464,657 which represented 16.7% of net assets.
(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)	Represents less than 0.05% of net assets.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2023.

(h)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

Wedbush ETFMG Video Game Tech ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Cayman Islands	3,972,369	–	–	3,972,369
France	1,373,033	–	–	1,373,033
Japan	8,629,721	–	–	8,629,721
Poland	1,198,473	–	–	1,198,473
Republic of Korea	8,053,550	–	–	8,053,550
Sweden	2,452,976	–	–	2,452,976
Switzerland	261,605	–	–	261,605
Taiwan	1,813,835	–	–	1,813,835
United Kingdom	1,679,087	–	–	1,679,087
United States	15,046,135	–	–	15,046,135
Virgin Islands	–	–	0	0
Common Stocks - Total	$44,480,784	$–	$–	$44,480,784
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	7,772,277
Money Market Funds	145,238	–	–	145,238
Total Investments	$44,626,022	$–	$–	$52,398,299

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.